Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.24

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXX	2024110330	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing XXX Credit Report	Resolved-Client provided XXX Report dated XXX. Finding resolved. - Due Diligence Vendor-XXX
Resolved-XXX Credit Report is Provided or Not Applicable - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-XXX Credit Report is Missing Per Loan detail report on page 439 there was another Credit report pulled with higher credit scores, this credit report dated XXX is not in this file. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Client provided XXX Report dated XXX. Finding resolved. - Due Diligence Vendor-XXX Resolved-XXX Credit Report is Provided or Not Applicable - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024110330	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	Assets not properly documented/insufficient	Resolved-Client provided updated final 1003 document uploaded - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Please update 1003 to reflect no assets or provide statements for assets listed on 1003.  - Due Diligence Vendor-XXX
Ready for Review-Bank statements not required for XXX program. - Seller-XXX
Open-Final 1003 on page 15 shows assets from XXX different bank accounts
														we have XXX statement for XXX, we are missing the statement for XXX nd XXX - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Bank statements not required for XXX. - Seller-XXX	Resolved-Client provided updated final 1003 document uploaded - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024110331	Closed	XXX	XXX	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That Cannot Increase Test	Cured-Client provided Tolerance cure of $XXX, PCCD XXX, LOX and proof of delivery. Finding cured. - Due Diligence Vendor-XXX
Resolved-Resolved - Due Diligence Vendor-XXX
Cured-Client provided Tolerance cure of $XXX, PCCD XXX, LOX and proof of delivery. Finding resolved. - Due Diligence Vendor-XXX
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Per Client request, status changed to Counter. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. see attached within the tolerance - Seller-XXX
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). The increase/addition to the following fee(s) was not accepted because a valid reason was not provided:  HOA Certification Fee XXX  $XXX.  Fee initially increased on XXX.
A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. see attached within the tolerance - Seller-XXX	Cured-Client provided Tolerance cure of $XXX, PCCD XXX, LOX and proof of delivery. Finding cured. - Due Diligence Vendor-XXX
 Resolved-Resolved - Due Diligence Vendor-XXX
 Cured-Client provided Tolerance cure of $XXX, PCCD XXX, LOX and proof of delivery. Finding resolved. - Due Diligence Vendor-XXX
 Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-XXX
																	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024110331	Closed	XXX	XXX	Resolved	1 - Information	A	A	Compliance	TRID	TRID Post-Consummation Event Validation Test	Resolved-Resolved - Due Diligence Vendor-XXX
														Open-This loan failed the TRID Post-Consummation Event Validation Test.This loan has a post-consummation event date that occurs on or before the closing date or consummation date of the loan. Please review the loan data to ensure the dates are in the correct fields. - Due Diligence Vendor-XXX		Resolved-Resolved - Due Diligence Vendor-XXX				XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024110331	Closed	XXX	XXX	Resolved	1 - Information	A	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-Resolved - Due Diligence Vendor-XXX
Rescinded-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The increase/addition to the following fee(s) was not accepted because a valid reason was not provided:  HOA Certification Fee XXX  $XXX.  Fee initially increased on XXX.
A cost to XXX in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
 - Due Diligence Vendor-XXX
Rescinded-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-XXX	Resolved-Resolved - Due Diligence Vendor-XXX
 Rescinded-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The increase/addition to the following fee(s) was not accepted because a valid reason was not provided:  HOA Certification Fee XXX  $XXX.  Fee initially increased on XXX.
A cost to XXX in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
 - Due Diligence Vendor-XXX
 Rescinded-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-XXX
																				XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024110331	Closed	XXX	XXX	Resolved	1 - Information	A	A	Compliance	Disclosure	Consummation or Reimbursement Date Validation Test	Resolved-Resolved - Due Diligence Vendor-XXX
Rescinded-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. The increase/addition to the following fee(s) was not accepted because a valid reason was not provided:  HOA Certification Fee XXX $XXX.  Fee initially increased on XXX.
A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
 - Due Diligence Vendor-XXX
Rescinded-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-XXX	Resolved-Resolved - Due Diligence Vendor-XXX
 Rescinded-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. The increase/addition to the following fee(s) was not accepted because a valid reason was not provided:  HOA Certification Fee XXX $XXX.  Fee initially increased on XXX.
A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
 - Due Diligence Vendor-XXX
 Rescinded-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-XXX
																				XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024110336	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-All Interested Parties Not Checked with Exclusionary Lists No screen of the appraiser XXX or the company XXX XXX and page 588 for the ofac screening. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024110337	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing XXX Credit Report	Resolved-XXX Credit Report is Provided or Not Applicable - Due Diligence Vendor-XXX
Resolved- - Due Diligence Vendor-XXX
Ready for Review-Not required on DSCR transactions - Seller-XXX
														Open-XXX Credit Report is Missing XXX Credit Report missing. Please provide. - Due Diligence Vendor-XXX	Ready for Review-Not required on DSCR transactions - Seller-XXX	Resolved-XXX Credit Report is Provided or Not Applicable - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024110337			Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Final HUD-1 or Final Settlement Statement Document is Missing	Resolved- - Due Diligence Vendor-XXX Open- - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. - Seller-XXX Open-Final HUD-1 Document is Missing - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX		XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024110334	Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Final HUD-1 or Final Settlement Statement Document is Missing	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-Final HUD-1 Document is Missing Final HUD-1 Document is Missing **** Settlement Statement in file is Estimated only. Please provide Certified Final Settlement Statement reflecting correct Closing and disbursement dates and per diems. *** - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024110332	Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Final HUD-1 or Final Settlement Statement Document is Missing	Resolved- - Due Diligence Vendor-XXX
Counter-Closing date on final XXX shows XXX while notary date on deed shows XXX please correct closing date on final HUD-1 - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Client provided Stamped/Certified Final HUD-1 Settlement Statement.  However,  Settlement Statent provided reflects subject property address as XXX, which does not match Note, DOT, Title Supplemental Reports, HOI etc., which reflect address as XXX.   - Due Diligence Vendor-XXX
Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Final HUD-1 Document is Missing

														Missing Final HUD/Settlement Statement. File contains Estimated Closing Statement only. Please provide certified Final HUD/Settlement Statement from the XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller- XXX Ready for Review-Document Uploaded. - Seller- XXX	Resolved- - Due Diligence Vendor-XXX Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024110333	Closed	XXX	XXX	Resolved	1 - Information	A	A	Compliance	TRID	Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test	Resolved-New documents received, updated data entered, testing re-run; finding resolved - Due Diligence Vendor-XXX
Acknowledged-The PCCD provided was issued on XXX which exceeds the XXX days from consummation to provide corrected disclosures.  - Due Diligence Vendor-XXX
Acknowledged-The PCCD provided was issued on XXX  which is too far from the Closing Date XXX. - Due Diligence Vendor-XXX
Open-This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test.( 12 CFR §1026.19(f)(2)(iv) )The post-consummation reason for redisclosure is "XXX" and the post-consummation revised closing disclosure delivery date is more than XXX calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Changes due to clerical errors. A creditor does not violate §1026.19(f)(1)(i) if the disclosures provided under §1026.19(f)(1)(i) contain XXX, provided the creditor delivers or places in the mail corrected disclosures no later than XXX days after consummation. - Due Diligence Vendor -XXX.	Resolved-New documents received, updated data entered, testing re-run; finding resolved - Due Diligence Vendor-XXX
 Acknowledged-The PCCD provided was issued on XXX which exceeds the XXX days from consummation to provide corrected disclosures.  - Due Diligence Vendor-XXX
 Acknowledged-The PCCD provided was issued on XXX  which is too far from the Closing Date XXX. - Due Diligence Vendor-XXX
																				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024110333	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Closing	XXX Credit Report Within XXX Days of Closing is Expired	Resolved-New documents received, updated data entered, testing re-run; finding resolved - Due Diligence Vendor-XXX
Resolved-Go off the Note date for the XXX report.  Which is XXX - Due Diligence Vendor-XXX
Ready for Review-XXX Credit Report dated XXX our Note date is XXX we go off the Note date not transaction or closing date - Seller-XXX
Open-XXX Credit Report Date of XXX is greater than XXX days from Transaction Date of XXX and XXX Report Doc Status is Present XXX report on page 558 dated for XXX- Due Diligence Vendor-XXX	Ready for Review-Gap Credit Report dated XXX our Note date is XXX we go off the Note date not transaction or closing date - Seller-XXX	Resolved-New documents received, updated data entered, testing XXX; finding resolved - Due Diligence Vendor-XXX
 Resolved-Go off the Note date for the XXX report.  Which is XXX - Due Diligence Vendor-XXX
																				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024110333	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Assets	Asset 1 Expired	Resolved-New documents received, updated data entered, testing re-run; finding resolved - Due Diligence Vendor-XXX
Resolved-Asset 1 Not Expired - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-The Bank Statement for XXX.  Checking Account ending in XXX has expired.  Thanks - Due Diligence Vendor-XXX
Ready for Review-Please provide which asset has expired there is no explanation - Seller-XXX
														Open-Asset XXX Expired - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Please provide which asset has expired there is no explanation - Seller-XXX	Resolved-New documents received, updated data entered, testing re-run; finding resolved - Due Diligence Vendor-XXX Resolved-Asset 1 Not Expired - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024110333	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	ComplianceEase	TRID Disclosure Dates and Personal Delivery Validation Test	Resolved-New documents received, updated data entered, testing re-run; finding resolved - Due Diligence Vendor-XXX
Counter-PCCD dated XXX and final cd sent in has fees that were not on the original final cd. this will cause a fail. (bill payoff fee, Reconveyance Fee, Coordination Fee, Deed Fee) please correct  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Please provide PCCD with correct closing date of XXX and with the correct disbursement date. The date on the final cd shows XXX but the date to right of cancel is XXX, Disbursement date will need to be after that date. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Due Diligence Vendor-XXX
Counter-Please provide PCCD with correct closing date of XXX and with the correct disbursement date. The date on the final cd shows XXX but the date to right of cancel is XXX, Disbursement date will need to be after that date. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Intent to Proceed is dated XXX the LE is dated XXX and signed by borrower XXX see attached - Seller-XXX
Open-This loan failed the TRID disclosure dates and personal delivery validation test.This loan contains either:A Revised Loan Estimate Receipt Date that is after the Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date that is after the Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date that is after the Revised Closing Disclosure Delivery Date.However, the method of delivery is marked as "Personal." Please review the loan data to ensure the dates and method of delivery are correct. [XXX] XXX
    Final closing disclosure issue date is XXX however it was signed manually by borrower on XXX due to which system firing this finding.
														- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. Intent to Proceed is dated XXX the LE is dated XXX and signed by borrower XXX see attached - Seller-XXX	Resolved-New documents received, updated data entered, testing re-run; finding resolved - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024110333	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID	TRID Initial Closing Disclosure Date and Funding Date Validation Test	Resolved-New documents received, updated data entered, testing re-run; finding resolved - Due Diligence Vendor-XXX
Counter-PCCD dated XXX and final cd sent in has fees that were not on the original final cd. this will cause a fail. (bill payoff fee, Reconveyance Fee, Coordination Fee, Deed Fee) please correct  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter- Please provide PCCD with correct closing date of XXX and with the correct disbursement date. The date on the final cd shows XXX but the date to right of cancel is XXX, Disbursement date will need to be after that date. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Due Diligence Vendor-XXX
Counter-Please provide PCCD with correct closing date of XXX and with the correct disbursement date. The date on the final cd shows XXX but the date to right of cancel is XXX, Disbursement date will need to be after that date. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-This loan failed the TRID closing disclosure date and funding date validation test.This loan contains a closing disclosure receipt date (or closing disclosure delivery date if receipt date was not provided) that is after the funding date. Please review the loan data to ensure the dates are in the correct fields. [XXX] XXX
    Final closing disclosure issue date is XXX however it was signed manually by borrower on XXX due to which system firing this finding.
														- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX	Resolved-New documents received, updated data entered, testing re-run; finding resolved - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024110333	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Right to Rescind	TILA Right of Rescission Test	Resolved-New documents received, updated data entered, testing re-run; finding resolved - Due Diligence Vendor-XXX
Counter- - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Please provide PCCD with correct closing date of XXX and with the correct disbursement date. The date on the final cd shows XXX but the date to right of cancel is XXX, Disbursement date will need to be after that date. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Due Diligence Vendor-XXX
Counter-Please provide PCCD with correct closing date of XXX and with the correct disbursement date. The date on the final cd shows XXX but the date to right of cancel is XXX, Disbursement date will need to be after that date.  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-This loan failed the XXX right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the XXX business day following consummation.

														The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Right to cancel expiration date is accurately updated as per document. In closing disclosure disbursement date is prior to the RTC expiration date hence, this finding is auto added through system. Please provide corrected PCCD. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX	Resolved-New documents received, updated data entered, testing re-run; finding resolved - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024110333	Closed	XXX	XXX	Resolved	1 - Information	A	A	Compliance	TRID	TRID Initial Closing Disclosure Date and Post-Consummation Event Requiring Redisclosure Validation Test	Resolved-New documents received, updated data entered, testing re-run; finding resolved - Due Diligence Vendor-XXX
														Open-This loan failed the TRID initial closing disclosure date and post-consummation event requiring redisclosure date validation test.This loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is after the post-consummation event requiring redisclosure date. Please review the loan data to ensure the dates are in the correct fields. - Due Diligence Vendor-XXX		Resolved-New documents received, updated data entered, testing re-run; finding resolved - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024110333	Closed	XXX	XXX	Resolved	1 - Information	A	A	Compliance	TRID	TRID Post-Consummation Event Validation Test	Resolved-New documents received, updated data entered, testing XXX; finding resolved - Due Diligence Vendor-XXX
														Open-This loan failed the TRID Post-Consummation Event Validation Test.This loan has a post-consummation event date that occurs on or before the closing date or consummation date of the loan. Please review the loan data to ensure the dates are in the correct fields. - Due Diligence Vendor-XXX		Resolved-New documents received, updated data entered, testing re-run; finding resolved - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024110347	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Client provided updated fraud report. All alerts cleared. Finding resolved. - Due Diligence Vendor-XXX
Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated Data/Verify - Buyer-XXX
Open-Fraud Report Shows Uncleared Alerts Uncleared alerts pages 239-240 - Due Diligence Vendor-XXX	Resolved-Client provided updated fraud report. All alerts cleared. Finding resolved. - Due Diligence Vendor-XXX
 Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
																	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024110347	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-XXX
Resolved-Client provided updated All Interested Parties Checked with Exclusionary Lists. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Buyer-XXX
Open-All Interested Parties Not Checked with Exclusionary Lists HOI, Credit, XXX, XXX,- XXX/XXX, XXX, sellers and all real estate agents and their companies to be screened.

 - Due Diligence Vendor-XXX
Open-All Interested Parties Not Checked with Exclusionary Lists - Due Diligence Vendor-XXX	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-XXX
 Resolved-Client provided updated All Interested Parties Checked with Exclusionary Lists. - Due Diligence Vendor-XXX
																	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024110347	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	Appraisal deficiency.	Resolved-Client provided updated Appraisal XXX
Seller concession updated. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Buyer-XXX
														Open-Appraisal is missing seller concessions of $XXX per sales contract page 133 XXX - Due Diligence Vendor-XXX		Resolved-Client provided updated Appraisal XXX Seller concession updated. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024110345			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-VOE in file. Finding resolved. - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. - Buyer-XXX Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-XXX		Resolved-VOE in file. Finding resolved. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024110346	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID	Revised Loan Estimate Delivery Date Test (prior to consummation)	Resolved-This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( 12 CFR §1026.19(e)(4)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than XXX business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version XXX business days after the creditor delivers or places such version in the mail. Updated data points. Finding rescinded. - Due Diligence Vendor-XXX
Resolved-This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( 12 CFR §1026.19(e)(4)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than XXX business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version XXX business days after the creditor delivers or places such version in the mail. - Due Diligence Vendor-XXX	Resolved-This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( 12 CFR §1026.19(e)(4)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than XXX business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version XXX business days after the creditor delivers or places such version in the mail. Updated data points. Finding rescinded. - Due Diligence Vendor-XXX
 Resolved-This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( 12 CFR §1026.19(e)(4)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than XXX business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version XXX business days after the creditor delivers or places such version in the mail. - Due Diligence Vendor-XXX
																				XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024110346	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID	TRID Initial Loan Estimate Date and Initial Closing Disclosure Date Validation Test	Resolved-Resolved - Due Diligence Vendor-XXX
														Open-This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test.This loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is on or before any loan estimate delivery date. Please review the loan data to ensure the dates are in the correct fields. - Due Diligence Vendor-XXX		Resolved-Resolved - Due Diligence Vendor-XXX				XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024110344	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Business Tax Returns Missing	Resolved-Borrower 1 Business Tax Returns Provided Client provided updated approval reflecting XXX XXX program. Finding resolved. - Due Diligence Vendor-XXX
Resolved-Client provided updated approval reflecting XXX XXX program.  Finding resolved.  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Program is XXX -corrected approval attached. - Buyer-XXX
Open-Borrower 1 Business Tax Returns Missing XXX year of tax return is missing from the file. - Due Diligence Vendor-XXX	Resolved-Borrower 1 Business Tax Returns Provided Client provided updated approval reflecting XXX. Finding resolved. - Due Diligence Vendor-XXX
 Resolved-Client provided updated approval reflecting XXX program.  Finding resolved.  - Due Diligence Vendor-XXX
																	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024110344	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Personal Tax Returns Missing	Resolved-Client provided updated approval reflecting XXX program. Finding resolved. - Due Diligence Vendor-XXX
Resolved-Borrower 1 Personal Tax Returns Provided - Due Diligence Vendor-XXX
Resolved-Client provided updated approval reflecting XXX program.  Finding resolved.  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Program is XXX-corrected approval attached. - Buyer-XXX
Open-Borrower 1 Personal Tax Returns Missing XXX year of tax return is missing from the file. - Due Diligence Vendor-XXX	Resolved-Client provided updated approval reflecting XXX program. Finding resolved. - Due Diligence Vendor-XXX
 Resolved-Borrower 1 Personal Tax Returns Provided - Due Diligence Vendor-XXX
 Resolved-Client provided updated approval reflecting XXX program.  Finding resolved.  - Due Diligence Vendor-XXX
																	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024110344	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Client provided updated fraud report to include all parties. Finding resolved
 - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Buyer-XXX
														Open-All Interested Parties Not Checked with Exclusionary Lists Not showing ofac for XXX - Due Diligence Vendor-XXX		Resolved-Client provided updated fraud report to include all parties. Finding resolved - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024110349	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	Resolved-Per lender, loan is HPML. Finding is Resolved. - Due Diligence Vendor-XXX
Ready for Review-XXX allows HPML loans/ loan has impounds  - Buyer-XXX
Open-This loan failed the XXX higher-priced mortgage loan test.  (XXX, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. *** Please reply back to acknowledge  that this loan is a high priced transaction. *** - Due Diligence Vendor-XXX
Open-This loan failed the XXX higher-priced mortgage loan test.  (XXX, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
														While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-XXX		Resolved-Per lender, loan is HPML. Finding is Resolved. - Due Diligence Vendor-XXX				XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024110349	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Per lender, loan is HPML. Finding is Resolved. - Due Diligence Vendor-XXX
Ready for Review-XXX allows HPML loans/ loan has impounds  - Buyer-XXX
Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. *** Please reply back to acknowledge  that this loan is a high priced transaction. *** - Due Diligence Vendor-XXX
														Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-XXX		Resolved-Per lender, loan is HPML. Finding is Resolved. - Due Diligence Vendor-XXX				XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024110355	Closed	XXX	XXX	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That Cannot Increase Test	Cured- - Due Diligence Vendor-XXX
Resolved-A check for XXX has been mailed to borrower to compensate for the increase in transfer taxes at closing. Evidence of mailing has also been provided by the lender. Finding is therefore resolved. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Buyer-XXX
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Please Provide XXX For Transfer Taxes Changes in Initial CD - Due Diligence Vendor-XXX
Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-XXX	Resolved-A check for XXX has been mailed to borrower to compensate for the increase in transfer taxes at closing. Evidence of mailing has also been provided by the lender. Finding is therefore resolved. - Due Diligence Vendor-XXX
																	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024110355	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Lender acknowledged XXX, finding resolved. - Due Diligence Vendor-XXX
Ready for Review-XXX allows XXX -Loan has impounds - Buyer-XXX
Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Please reply to acknowledge that this loan is a high-priced transaction - Due Diligence Vendor-XXX
														Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-XXX		Resolved-Lender acknowledged HPML, finding resolved. - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024110393	Closed	XXX	XXX	Resolved	1 - Information	A	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-XXX
Resolved-Validation Resolved - Due Diligence Vendor-XXX
Rescinded-No Secondary Value or Additional Review Products have been selected, which are required for securitization. As per Lender guidelines if XXX risk score XXX hence secondary value or Secondary appraisal not require. - Due Diligence Vendor-XXX	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-XXX
 Resolved-Validation Resolved - Due Diligence Vendor-XXX
 Rescinded-No Secondary Value or Additional Review Products have been selected, which are required for securitization. As per Lender guidelines if XXX XXX score 1 hence secondary value or Secondary appraisal not require. - Due Diligence Vendor-XXX
																				XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024110393	Closed	XXX	XXX	Resolved	1 - Information	A	A	Property	Value	Secondary Value has not been selected	Resolved-2nd Valuation provided. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - SellerXXX
														Open-Missing Secondary Valuation Product. (Desk Review) Please provide. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-2nd Valuation provided. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024110393	Closed	XXX	XXX	Resolved	1 - Information	A	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-XXX
Rescinded-No Secondary Value or Additional Review Products have been selected, which are required for securitization. As per Lender guidelines if XXX risk score XXX hence secondary value or Secondary appraisal not require. - Due Diligence Vendor-XXX	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-XXX
 Rescinded-No Secondary Value or Additional Review Products have been selected, which are required for securitization. As per Lender guidelines if XXX XXX score XXX hence secondary value or Secondary appraisal not require. - Due Diligence Vendor-XXX
																				XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024110387	Closed	XXX	XXX	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Waived- - Due Diligence Vendor-XXX
Resolved-Exception on page XXX stating:
DTI for Expanded Ratios (max XXX%) for Full Doc and Express doc (XXX yr tax return) combination of income.

compensating factors:
LTV more than XXX% less than maz LTV (XXX% max @XXX%)
Residual Income over $XXX
No Derogatory Credit
 - Due Diligence Vendor-XXX
Open-Audited DTI of XXX% exceeds Guideline DTI of XXX% - Due Diligence Vendor-XXX	Resolved-Exception on page XXX stating:
DTI for Expanded Ratios (max XXX%) for Full Doc and Express doc (XXX yr tax return) combination of income.

compensating factors:
LTV more than XXX% less than maz LTV (XXX% max @XXX%)
Residual Income over $XXX
No Derogatory Credit
 - Due Diligence Vendor-XXX
																			LTV more than XXX% less than max LTV (XXX% max @ XXX%), Residual Income over $XXX, No Derogatory Credit	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024110043	Closed	XXX	XXX	Resolved	1 - Information	A	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Received supporting XXX for this property, finding has been cleared and resolved. - Due Diligence Vendor-XXX
Acknowledged-Lender acknowledged it will be addressed at securitization. - Due Diligence Vendor-XXX
Open-Second Appraisal/ Valuation is Missing Required for Securitizations Loan file does not contain additional valuation CU score is XXX - need additional supporting valuation to justify the score of greater than XXX per guidelines - Due Diligence Vendor-XXX	Resolved-Received supporting XXX for this property, finding has been cleared and resolved. - Due Diligence Vendor-XXX
 Acknowledged-Lender acknowledged it will be addressed at securitization. - Due Diligence Vendor-XXX
																				XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024110043	Closed	XXX	XXX	Resolved	1 - Information	A	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Hazard Insurance Effective Date of XXX is prior to or equal to the Note Date of XXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-Hazard Insurance Effective Date of XXX is after the Note Date of XXX- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Hazard Insurance Effective Date of XXX is prior to or equal to the Note Date of XXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2024110042	Closed	XXX	XXX	Resolved	1 - Information	A	A	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-Lender used broker's credit report with a score of XXX - Due Diligence Vendor-XXX
Acknowledged-Lender used broker's credit report. - Due Diligence Vendor-XXX
Ready for Review-Pls review the XXX for XXX which her score is XXX - Seller-XXX
Open- Discrepancy in Credit Scores as the updated Credit report is considered from Page #268 - Due Diligence Vendor-XXX
														Open-Discrepancy in Credit Scores as the updated Credit report is considered from Page #268 - Due Diligence Vendor-XXX	Ready for Review-Pls review the XXX for XXXwhich her score is XXX - Seller-XXX	Resolved-Lender used broker's credit report with a score of XXX - Due Diligence Vendor-XXX Acknowledged-Lender used broker's credit report. - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024110044	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-data discrepancy does not breach guidelines - Due Diligence Vendor-XXX
Acknowledged-Lender acknowledged using broker credit report. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Pls not the Brokers Credit report was used w/ score of XXX - Seller-XXX
														Open-FICO Score is not matching - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Pls not the Brokers Credit report was used w/ score of XXX - Seller-XXX	Resolved-data discrepancy does not breach guidelines - Due Diligence Vendor-XXX Acknowledged-Lender acknowledged using broker credit report. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A